SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) (Parenthetical) - Sale and Purchase Agreement [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares	2,237,000	266,611
Additional Earn Out Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares	145,039